12. Debt (Details - Debt maturities) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2020	$ 707,917	$ 4,827,643
2021	1,365,570	417,663
2022	544,701	128,924
2023	613,782	145,275
2024 and thereafter	$ 210,666	$ 39,111